Unsecured Revolving Credit Facility	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Unsecured Revolving Credit Facility
8.	Unsecured Revolving Credit Facility
On December 16, 2020, the Company entered into an unsecured revolving credit facility (the “Line of Credit”) for $100 million with multiple banks. During July 2021 additional banks were added under the Line of Credit and the total borrowing capacity was increased to $450 million. The Line of Credit expires on December 16, 2023, at which time the Company may request additional one-year extensions thereafter. Interest under the Line of Credit is determined based on one-month U.S. dollar-denominated LIBOR plus 3.0%. As of September 30, 2021 and December 31, 2020, the capacity of the Line of Credit was $450 million and $100 million, respectively. There were no outstanding borrowings on the Line of Credit as of September 30, 2021 and December 31, 2020.

8.	Unsecured Revolving Credit Facility
On December 16, 2020, the Company entered into an unsecured line of credit (the “Line of Credit”) for $100 million with multiple banks. The line of credit expires on December 16, 2023 and commencing on the third anniversary of the closing date, may request additional one year extensions thereafter. Interest under the line of credit is determined based on one-month U.S. dollar-denominated LIBOR plus 3.0%. As of December 31, 2020, the capacity of the unsecured line of credit was $100 million. There were no outstanding borrowings on the line of credit as of December 31, 2020.